Short-Term and Long-Term Debts (Details)			6 Months Ended
	Sep. 30, 2023	Aug. 11, 2022 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Company borrowed			¥ 33,000,000		$ 4,609,840	¥ 18,000,000
Hangzhou United Rural Commercial Bank Co., Ltd [Member]
Short-Term and Long-Term Debts [Line Items]
Weighted average interest rate	3.40%
Weighted average years to maturity	5 months 1 day
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility amount		¥ 100,000,000					¥ 198,000,000	¥ 148,000,000
Due date		Jul. 25, 2030
Credit facility bear interest rate			5.40%
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Company borrowed			¥ 15,000,000
Repaid credit facility
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed			6,216,727	185,306,916
Repaid credit facility			¥ 2,650,000	¥ 145,737,636
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility description			dates for parts of the loan ranging from December 20, 2025 to July 25, 2030